UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Dryden National Municipals Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden National Municipals Fund, Inc.

FUND TYPE

Municipal bond

OBJECTIVE

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden National Municipals Fund, Inc. is to seek a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 1.00%; Class B, 1.20%; Class C, 1.70%; Class Z, 0.70%. Net operating expenses apply to: Class A, 0.95%; Class B, 1.20%; Class C, 1.45%; Class Z, 0.70%, after contractual reduction through 12/31/2008.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–1.67%	–2.97%	13.74%	46.19%	—
Class B	–1.78	–3.20	12.35	42.53	—
Class C	–1.90	–3.40	11.02	39.11	—
Class Z	–1.55	–2.74	15.16	N/A	42.25% (1/22/99)
Lehman Brothers Municipal Bond Index[2]	–0.60	–1.17	17.91	58.37	**
Lipper General Municipal Debt Funds Avg.[3]	–2.14	–3.59	13.26	42.12	***

Average Annual Total Returns[4] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–4.08%	2.38%	3.74%	—
Class B	–5.12	2.78	3.89	—
Class C	–1.53	2.70	3.64	—
Class Z	0.16	3.46	N/A	4.21% (1/22/99)
Lehman Brothers Municipal Bond Index[2]	1.90	3.92	4.99	**
Lipper General Municipal Debt Funds Avg.[3]	–0.84	3.07	3.83	***

Distributions and Yields as of 2/29/08
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.31	3.02%	4.51%	4.65%
Class B	$0.30	2.88	4.30	4.43
Class C	$0.28	2.62	3.91	4.03
Class Z	$0.33	3.41	5.09	5.25

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns.

2The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives an indication of how long-term investment-grade municipal bonds have performed.

3The Lipper General Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt issues in the top four credit ratings.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

5Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

**Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total return as of 2/29/08 is 48.55% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total return as of 3/31/08 is 4.73% for Class Z.

***Lipper Average Closest Month-End to Inception cumulative total return as of 2/29/08 is 34.46% for Class Z. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/08 is 3.56% for Class Z.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden National Municipals Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/29/08
Puerto Rico Comnwlth., G.O., Linked B.P.O.-A.M.B.A.C.-T.C.R.S., 7.00%, 07/01/10	1.8%
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A., 5.75%, 05/01/24	1.5
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B., 5.00%, 05/01/23	1.4
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C., 7.20%, 06/30/13	1.4
Energy Northwest Elec. Rev., Columbia Stn., Ref., Ser. A, 5.00%, 07/01/24	1.2

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/29/08
Aaa	45.9%
Aa	17.4
A	23.2
Baa	12.9
Ba	0.1
Caa	0.4
Not Rated	1.9
Total Investments	101.8
Liabilities in excess of other assets	–1.8
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden National Municipals Fund, Inc.	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden National Municipals Fund, Inc.		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$983.30	0.95%	$4.68
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

Class B	Actual	$1,000.00	$982.20	1.20%	$5.91
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Class C	Actual	$1,000.00	$981.00	1.45%	$7.14
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27

Class Z	Actual	$1,000.00	$984.50	0.70%	$3.45
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2008, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of February 29, 2008 (Unaudited)

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 100.1%

Alabama 0.3%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa1	5.00%	11/15/39	$2,000	$1,813,420

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	2,028,220

Arizona 1.1%
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.25	7/01/32	2,500	2,349,550
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	520	535,959
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.(f)	A2	7.50	7/01/10	3,000	3,295,770
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,280,048
Yuma Indl. Dev. Auth. Hosp. Rev., A.R.S., Ref., Yuma. Regl. Med., Ser. B, F.S.A.(g)	Aaa	11.00	3/14/08	500	500,000

					7,961,327

California 7.8%
Anaheim Pub. Fin. Auth., Sub.-Pub. Impts. PJ,
Ser. A, F.S.A.(g)(h)	Aaa	6.00	9/01/24	5,500	5,962,662
Ser. C, F.S.A.(g)(h)	Aaa	6.00	9/01/16	6,690	7,484,429
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	5,000	4,801,300
California Poll. Control Fing. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc.,
Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	849,300
Poll. Ctl. Rev., F.G.I.C., A.M.T.	A3	4.75	12/01/23	2,500	2,174,925
California St., G.O.,
M.B.I.A., Ser. A	Aaa	5.25	2/01/27	7,900	7,732,756
Var. Purp.	A1	5.00	3/01/27	7,865	7,476,075

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga,
Ser. A	A2	5.50%	6/01/19	$2,000	$2,084,820
Ser. A	A2	5.50	6/01/20	2,000	2,068,820
Ser. A	A2	5.50	6/01/22	2,000	2,042,220
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+(d)	5.25	8/01/31	1,000	929,970
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	27,845
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	500	389,545
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	Zero	6/01/37	5,000	2,981,250
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	2,800,890
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	694,980
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	1,819,290
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,401,840

					54,722,917

Colorado 1.1%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	A1	5.25	11/15/35	1,500	1,375,230

See Notes to Financial Statements.

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Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Denver City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	A1	5.00%	11/15/25	$6,500	$6,135,285

					7,510,515

Connecticut 1.0%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	1,000	1,059,210
Connecticut St., G.O., Ser. D, (Pre-refunded Date 11/15/11)(b)(g)(h)	Aa3	5.00	11/15/19	5,710	6,070,815

					7,130,025

District of Columbia 0.8%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	1,963,051
Metropolitan Washington DC, Auth. Sys., A.M.T. , A.M.B.A.C.	Aaa	5.00	10/01/32	3,725	3,350,451

					5,313,502
Florida 5.5%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	457,512
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)(f)	Aaa	6.75	5/01/08	100	100,719
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aa1	5.50	6/01/16	1,000	1,066,500
G.O., Un-refunded Balance	Aa1	9.125	6/01/14	1,260	1,465,960
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,109,625
Florida St., Dept. of Trans., Right of Way, Rfdg., Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,498,305
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aaa	5.00	10/01/23	4,240	4,024,014

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25%	5/01/09	$100	$99,711
Halifax Hosp. Med. Cntr. Rev., Rfdg., Ser. A	BBB+(d)	5.25	6/01/26	2,000	1,824,420
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	383,440
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded Date 11/15/11)(b)	A1	6.00	11/15/31	1,000	1,100,540
Adventis Hlth., Ser. B	A1	5.00	11/15/25	1,615	1,512,060
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,058,910
Jacksonville Aviation Auth. Rev, A.M.T., A.M.B.A.C.	Aaa	5.00	10/01/26	1,855	1,660,225
Jacksonville Econ. Dev. Cmnty.,
Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75	3/01/47	1,500	1,154,520
Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	2,500	2,306,850
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	926,280
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,050,330
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,500,420
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aaa	5.25	10/01/26	3,000	2,889,570
Miami Homeland Defense/Neighborhood, G.O., M.B.I.A. (Pre-refunded Date 1/01/12)(b)	Aaa	5.50	1/01/20	2,000	2,154,340
Palm Beach Cnty. Arpt. Sys. Rev. Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	10/01/34	1,250	1,118,325
Palm Beach Cnty. Sch. Brd., C.O.P., Ser. A, F.G.I.C.	A1	5.00	8/01/24	2,150	2,036,416
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	300	224,847

See Notes to Financial Statements.

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Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25%	10/01/17	$1,000	$1,071,290
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,052,250
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	990	850,410
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00	3/01/35	1,000	831,170

					38,528,959
Georgia 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	579,430
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	873,120

					1,452,550

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500	471,200

Hawaii 0.3%
Hawaii St., G.O., Ser. DD, M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,020,840

Illinois 3.5%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,000	1,919,340
Ser. B-1, X.L.C.A.	A1	5.25	1/01/34	1,975	1,888,811
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,286,680
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund,
Univ. Center Proj., Ser. B (Pre-refunded Date 5/01/12)(b)	Aaa	6.00	5/01/22	1,500	1,665,135

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Illinois Fin. Auth. Rev.,
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 8/15/14)(b)	Aa2	5.25%	8/15/34	$5,000	$5,454,600
Student Hsg. Rev., Ref.-Edl. Advancement Fd. Ser. B	Baa3	5.00	5/01/30	4,000	3,239,840
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	8,204,709

					24,659,115

Indiana 1.3%
Indiana Mun. Pwr. Agcy. Pwr. Supply Sys. Rev., M.B.I.A.	Aaa	5.00	1/01/37	5,000	4,743,900
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	1/01/36	2,500	2,163,500
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+(d)	5.25	8/01/25	2,000	1,984,140

					8,891,540

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	1,850	1,910,680
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	1,760	1,804,968
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,500	1,554,540
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,375,600

					10,645,788

Louisiana 0.3%
New Orleans, G.O., Rfdg., M.B.I.A.	Aaa	5.25	12/01/22	2,000	1,918,900

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Maryland 0.4%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25%	5/15/46	$2,500	$2,124,850
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	970	1,050,093

					3,174,943

Massachusetts 4.0%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	995	1,004,453
Massachusetts St. Health & Ed. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	3,745,986
Partners Healthcare Sys., Ser. G-5	Aa2	5.00	7/01/32	1,000	920,720
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Aaa	6.05	10/01/20	1,000	1,085,700
Univ. Massachusetts Proj., Ser. A, F.G.I.C. (Pre-refunded Date 10/01/10)(b)	A3	5.875	10/01/29	500	540,685
Valley Region Health System, Ser. C, CONNIE LEE	AAA(d)	7.00	7/01/10	825	894,473
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., F.G.I.C.	A2	5.00	7/01/32	5,000	4,481,450
Massachusetts St. Wtr. Pollutant Abatement Trust Pool Program, Ser. 9	Aaa	5.25	8/01/33	785	780,604
Massachusetts St., G.O., Fltg-Cons Ln-Ser. A, F.G.I.C.	Aa2	2.74	5/01/37	3,000	2,385,750
Massachusetts St., G.O., Ser. B, F.S.A.	Aaa	5.25	9/01/24	6,000	6,119,760

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts St., Dev. Fin. Agy. Rev., Boston College, Ser. P	Aa3	5.00%	7/01/42	$5,000	$4,608,400
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A.—C.B.I., C.A.B.S. (Pre-refunded Date 7/01/09)(b)	Aaa	Zero	7/01/21	2,500	1,136,775

					27,704,756

Michigan 1.5%
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa	5.00	3/01/31	3,000	2,690,250
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.25	11/15/46	2,000	1,774,620
Trinity Health Cr. Group, Ser. A	Aa2	5.00	12/01/31	4,000	3,666,840
Okemos Pub. Sch. Dist., G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	5/01/12	1,100	943,085
C.A.B.S.	Aaa	Zero	5/01/13	1,000	815,310
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	450	459,977

					10,350,082

Minnesota 0.3%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	2,370	2,411,001

Missouri 1.4%
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B.	Aa1	5.00	5/01/23	10,000	10,019,299

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	Zero	1/01/24	4,740	1,522,583

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Pre-refunded Date 1/01/11)(b)	BBB-(d)	7.50%	1/01/31	$3,000	$3,376,380

					4,898,963

New Jersey 9.6%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.(f)	Aaa	6.80	3/01/21	2,615	2,964,939
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	A3	5.375	8/01/15	1,205	1,282,867
Jackson Twnshp. Sch. Dist., G.O.,
F.G.I.C.	A3	6.60	6/01/10	1,600	1,731,728
F.G.I.C.	A3	6.60	6/01/11	1,600	1,774,832
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Proj.	Aa1	5.25	6/01/18	1,080	1,140,426
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,741,898
Cigarette Tax	Baa2	5.75	6/15/34	1,750	1,605,993
First Mtge.—Franciscan Oaks	NR	5.70	10/01/17	2,040	1,969,824
First Mtge.—Keswick Pines	NR	5.75	1/01/24	1,750	1,570,170
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(b)	Baa3	Zero	4/01/08	1,020	1,017,766
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	262,198
Masonic Charity Fdn. Proj.	A-(d)	6.00	6/01/25	1,150	1,179,808
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	3,000	3,029,730
New Jersey Health Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,185	2,330,499
Atlantic City Med. Ctr. (Pre-refunded Date 7/01/12)(b)	A2	6.25	7/01/17	1,740	1,930,234
Saint Peter’s Univ. Hosp., Ser. A	Baa2	6.875	7/01/30	3,750	3,792,525

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3	6.00%	7/01/26	$2,565	$2,809,034
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3	6.00	7/01/32	2,000	2,190,280
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE, A.M.B.A.C.	AAA(d)	5.70	7/01/11	2,375	2,394,618
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1	5.625	1/01/30	1,650	1,747,367
Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1	5.75	1/01/14	1,000	1,061,230
Gen. Rev., E.T.M.(b)	A1	6.20	1/01/10	2,210	2,296,323
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., A.M.B.A.C., C.A.B.S. Ser. B, (Converts to 5.15% on 1/01/15)	Aaa	Zero	1/01/35	1,500	972,900
Unrefunded Balance, Ser. A, M.B.I.A.	Aaa	5.75	1/01/18	1,465	1,510,723
New Jersey St. Trans. Trust Fund Auth. Rev., Trans. Sys. Rev., Ser. A	A1	5.50	12/15/23	6,000	6,237,779
Ser. B, M.B.I.A.(g)(h)	Aaa	6.50	6/15/11	7,500	8,274,848
Rutgers—The St. Univ. of New Jersey, Rev., Ser. A	Aa3	6.40	5/01/13	2,000	2,144,520
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa	6.00	6/01/37	400	439,080
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa	6.125	6/01/42	2,000	2,205,200
Ser. 1A	Baa3	5.00	6/01/41	4,000	3,186,520

					66,795,859

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Mexico 1.0%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., A.M.T. Ser. A, F.H.L.M.C., G.N.M.A., F.N.M.A	Aaa	5.50%	7/01/36	$1,850	$1,899,007
Ser. B, F.H.L.M.C., G.N.M.A., F.N.M.A	AAA(d)	4.75	7/01/35	2,785	2,789,929
Ser. C-2, G.N.M.A., F.N.M.A.	AAA(d)	6.15	3/01/32	690	706,463
Ser. E, F.H.L.M.C., G.N.M.A., F.N.M.A	AAA(d)	5.50	7/01/35	1,660	1,704,471

					7,099,870

New York 19.7%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	565,495
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rfdg., Rev., Bard Coll. Civic Fac. (Pre-refunded Date 8/01/10)(b)	A3	5.75	8/01/30	3,500	3,760,260
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250	1,340,663
F.S.A.	Aaa	5.75	5/01/23	3,030	3,203,165
F.S.A.	Aaa	5.75	5/01/24	9,765	10,141,342
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,892,348
Metro. Trans. Auth., Rev. Svc. Contract, Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(b)	Aaa	Zero	7/01/08	4,500	4,463,685
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,108,660
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,078,550
Ser. B	A2	4.75	11/15/31	6,000	5,481,480
Ser. F	A2	5.00	11/15/30	3,000	2,843,790
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	1,854,220

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50%	1/01/24	$1,500	$1,464,270
New York City Mun. Wtr. Fin. Auth., Rev., Unrefunded Balance, Ser. B	Aa2	6.00	6/15/33	985	1,055,309
New York City Trans. Fin. Auth., Future Sub-Future Tax Sec., Ser. B	Aa2	4.75	11/01/27	5,000	4,754,150
Ser. A (Converts to 14% on 11/01/11)	Aa1	5.50	11/01/26	2,650	2,818,805
Future Tax Sec., Ser. B	Aa1	5.25	2/01/29	2,500	2,617,625
New York City, G.O., Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,361
Ser. A (Pre-refunded Date 5/15/10)(b)	Aa3	6.00	5/15/30	100	107,470
Ser. E	Aa3	5.00	8/01/17	6,000	6,237,899
Ser. J	Aa3	5.00	6/01/27	5,130	4,903,511
Unrefunded Balance, Ser. C	Aa3	5.00	10/01/18	3,000	3,084,570
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	2,821,380
New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	711,075
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,245,100
City Univ. Sys. Cons., Ser. D, E.T.M.(b)	A1	7.00	7/01/09	550	567,292
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,188,880
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,316,170
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,184,105
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,058,920
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,172,170

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A3	4.70%	2/01/24	$2,000	$1,735,260
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Poll. Ctrl., Ser. B	Aaa	5.50	10/15/23	3,750	3,989,213
Ser. E	Aaa	6.50	6/15/14	35	35,109
Wtr. Proj.	Aaa	5.00	6/15/34	2,000	1,928,980
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,048,090
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.00	5/01/11	2,905	3,143,936
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S., Ser. C	Aa3	Zero	4/01/14	5,882	4,620,252
Ser. E(f)	Aa3	6.00	4/01/14	3,000	3,258,240
New York St. Mun. Bond. Bank Agcy., Rev. Spec. Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	3,200	3,209,920
Ser. C1	A+(d)	5.25	12/01/22	3,595	3,606,145
New York St. Pwr. Auth. Rev., Ser. A (Pre-refunded Date 11/15/12)(b)	Aa2	5.25	11/15/16	3,000	3,244,050
Port Auth. of New York & New Jersey Cons., Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000	3,126,330
Ser. 135	A1	5.00	3/15/39	5,380	5,111,054
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,325,600

					137,434,899

North Carolina 2.0%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,004,400
Charlotte Storm Wtr. Fee Rev. (Pre-refunded Date 6/01/10)(b)	Aa2	6.00	6/01/25	500	538,150
Iredel Cnty. Ctfs. Partn., Iredell Cnty. Sch. Proj.,
F.S.A.	Aaa	5.00	6/01/28	500	476,690
F.S.A.	Aaa	5.125	6/01/27	1,000	973,190

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

North Carolina Eastern Mun. Pwr. Agcy., Power Systems Rev., A.M.B.A.C.	Aaa	6.00%	1/01/18	$1,000	$1,072,870
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00	1/01/26	650	732,381
Ser. A, E.T.M.(b)	Baa1	6.40	1/01/21	1,000	1,167,140
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,121,474
Ser. A, M.B.I.A., Unrefunded Balance	Aaa	6.50	1/01/18	1,005	1,113,530
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	425	435,982
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,306,938
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,030,080
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,054,720

					14,027,545

North Dakota 1.4%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	9,983,159

Ohio 3.3%
American Mun. Pwr., Inc., Ser. A	Aa3	5.00	2/01/13	2,500	2,548,475
Buckeye Ohio Tob. Settlement, Fing., Auth. Asset Bkd., Sr. Turbo, Ser. A.	Baa3	6.50	6/01/47	4,250	4,184,210
Asset Bkd. Sr. Turbo, Ser. A-2	Baa3	5.875	6/01/47	1,000	898,620
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,470	1,740,980
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,339,600
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	999,820

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aa2	Zero	12/01/19	$1,720	$914,128
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt., Sunset Retirement, Ser. A	NR	6.625%	8/15/30	1,000	1,016,750
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	3,755,328
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	867,045
Richland Cnty. Hosp. Facs. Rev. Medcentral Health Systems,
Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375	11/15/22	665	726,838
Ser. B, Unrefunded Balance	A-(d)	6.375	11/15/22	335	343,700

					23,335,494

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,365	2,401,776

Pennsylvania 10.4%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A. (Pre-refunded Date 12/01/10)(b)	Aaa	5.50	12/01/20	2,500	2,684,475
M.B.I.A., Unrefunded Balance	Aaa	5.50	12/01/30	460	460,336
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,006,920
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	A1	5.00	8/15/20	1,375	1,385,904
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,329,200
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,143,061
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(f)	A3	5.50	12/01/29	3,000	3,002,010
Central Bucks Sch. Dist.,
G.O., M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,103,600
G.O., M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,102,940

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	21

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00%	3/01/24	$1,000	$994,550
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570	2,585,703
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25	4/01/30	1,000	1,063,830
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000	5,126,300
Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,030,150
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.
(Pre-refunded Date 09/01/13)(b)	Aaa	5.00	9/01/26	70	75,278
Unrefunded Balance	Aaa	5.00	9/01/26	930	912,395
Lancaster Cnty. Hosp. Auth. Rev., Lancaster Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	AA-(d)	5.50	3/15/26	1,500	1,640,175
Lancaster Higher Ed. Auth. College Rev. Franklin & Marshall College	A1	5.00	4/15/27	2,000	1,884,720
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/01/10)(b)	NR	7.625	5/01/31	1,000	1,106,320
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	971,000
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	BBB+(d)	6.00	1/01/43	2,500	2,792,375
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,303,345
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Colver Proj.,
Ser. F. A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	2,250	2,093,648
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	500,120

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50%	7/01/17	$4,000	$4,295,040
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750	2,826,505
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise
Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,465,508
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,140,113
Philadelphia Auth. Indl. Dev. Rev.,
Please Touch Museum Proj.	BBB-(d)	5.25	9/01/31	1,000	891,160
Ser. B, F.S.A. (Pre-refunded Date 10/01/11)(b)	Aaa	5.50	10/01/18	2,000	2,171,860
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys., C.A.B.S.(c)(g)(i) (cost $1,820,479; purchased 4/25/96-7/02/98)	NR	Zero	7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500	2,596,850
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,000	2,078,800
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	829,635
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	A3	6.50	9/01/13	4,000	4,401,440
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put 4/01/09)	BBB(d)	5.10	10/01/19	1,000	1,011,010
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/01/12	1,035	883,755
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,482,584

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	23

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB(d)	5.10%	5/01/18	$3,000	$3,034,170

					72,406,803

Puerto Rico 4.7%
Puerto Rico Comnwlth., G.O.,
Linked B.P.O., A.M.B.A.C.-T.C.R.S.	Aaa	7.00	7/01/10	11,530	12,530,918
M.B.I.A.-I.B.C.	Aaa	7.00	7/01/10	1,970	2,128,506
Ser. A, (Pre-refunded Date 7/01/16)(b)	Baa3	5.25	7/01/30	1,905	2,083,632
Ser. A, Unrefunded Bal. Pub. Impt.	Baa3	5.25	7/01/30	1,095	1,012,295
Puerto Rico Comnwlth., G.O., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	1,021,810
Puerto Rico Comnwlth. Hwy. & Trans. Auth.Trans. Rev.,
Rfdg., Ser. CC	Baa2	5.50	7/01/28	2,500	2,376,550
Ser. G, F.G.I.C.	A3	5.25	7/01/18	2,250	2,297,048
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50	7/01/23	1,320	1,457,795
Ser. K	Baa3	5.00	7/01/14	2,000	2,067,320
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3	5.00	7/01/22	1,250	1,193,238
Ser. TT	A3	5.00	7/01/32	1,500	1,368,090
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	1,033,290
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. N	Baa3	5.50	7/01/19	2,500	2,532,575

					33,103,067

Rhode Island 0.7%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1	5.00	9/01/37	5,000	4,763,100

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

South Carolina 1.2%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375%	1/01/10	$2,385	$2,601,486
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	2,655	3,090,128
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	345	400,617
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,001,580

					8,093,811
South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	1,000	987,850

Tennessee 1.9%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	A3	6.75	9/01/10	5,000	5,274,150
Knox Cnty Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev. Ref. & Impt., Covenant Health, Ser. A, C.A.B.S.	A-(d)	Zero	1/01/35	1,000	175,040
Univ. Health Sys., Inc.	BBB+(d)	5.25	4/01/27	2,000	1,822,300
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev.,
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	560	632,878
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	940	1,062,332
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3	5.00	2/01/18	2,000	1,942,820
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	2,410	2,439,378

					13,348,898

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	25

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 3.7%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	Aaa	5.00%	11/15/22	$4,610	$4,517,062
Brazos River Auth. Poll. Control Rev.,
TXU Energy Co. LLC Proj., A.M.T.	Caa1	5.40	5/01/29	1,500	1,155,120
Proj., Ser. D (Mandatory Put Date 10/01/14)	Caa1	5.40	10/01/29	1,000	903,240
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,527,965
Houston Texas Higher Ed. Fin. Corp. Higher Ed. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75	11/15/33	3,000	2,773,530
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15	8/01/22	1,000	884,580
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.00	2/01/21	5,000	5,032,000
Texas St. Pub. Fin. Auth., Charter Sch. Fin. Corp. Rev., Ed.-Idea Pub. Sch. Proj.-Ser. A, A.C.A.	BBB-(d)	5.00	8/15/30	1,000	800,050
Southern Univ. Fin. Systems, Rev., M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,350,253
Texas St., Transn. Commn. Mobility Fd., G.O.	Aa1	4.75	4/01/27	4,000	3,783,600

					25,727,400

Utah 0.5%
Intermountain Power Agcy., Utah Pwr., Supply Rev. A.M.B.A.C.	Aaa	5.00	7/01/17	3,000	3,090,090
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	610	615,014

					3,705,104

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

U.S. Virgin Islands 0.5%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25%	10/01/21	$1,500	$1,446,285
Gross Rcpts. Taxes Ln. Nts., Ser. A (Pre-refunded Date 10/01/10)(b)	Baa3	6.50	10/01/24	1,750	1,920,835

					3,367,120

Virginia 1.6%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	2,304,048
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	A3	5.25	7/15/17	5,775	6,060,632
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,402,464
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,100,200

					10,867,344

Washington 3.1%
Energy Northwest Elec. Rev., Columbia Stn., Ref., Ser. A	Aaa	5.00	7/01/24	8,510	8,332,736
Rfdg., Ser. A	Aaa	5.00	7/01/23	5,000	4,931,200
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,875	1,894,650
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Research. Pptys. II,
M.B.I.A.	Aaa	5.00	6/01/21	3,165	3,168,165
M.B.I.A.	Aaa	5.00	6/01/22	3,070	3,032,792

					21,359,543

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	27

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Description (a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

West Virginia 0.3%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75%	9/01/30	$2,000	$2,187,960

Wisconsin 0.7%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,595	2,590,329
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	2,013,220

					4,603,549

Total long-term investments (cost $712,665,394)					699,228,013

SHORT-TERM INVESTMENTS 1.7%

Arizona 0.1%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. C, F.R.W.D., F.G.I.C.(e)	A-1(d)	10.00	3/05/08	1,100	1,100,000

Massachusetts 1.1%
Massachusetts St. Health & Edl. Facs. Auth. Rev., Var. Childrens Hosp., Ser. L-2, F.R.D.D., A.M.B.A.C.(e)	VMIG1	8.00	3/03/08	7,465	7,465,000

New York 0.5%
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, Var. Insd. Barnard College, Ser. B, F.R.W.D., F.G.I.C.(e)	VMIG1	10.00	3/03/08	3,500	3,500,000

Total short-term investments (cost $12,065,000)					12,065,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Description (a)	Value (Note 1)

Total Investments 101.8% (cost $724,730,394; Note 5)	$711,293,013
Liabilities in excess of other assets (Note 1)(j)(k) (1.8)%	(12,561,191)

Net Assets 100.0%	$698,731,822

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.C.A.-C.B.I.—A.C.A. Certificate of Bond Insurance

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.R.S.—Auction Rate Securities

A.M.T.—Alternative Minimum Tax

B.P.O.—Bond Payment Obligations

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C.—Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

†	The rating reflected is as of February 29, 2008. Rating of certain municipal bonds may have changed subsequent to that date.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at February 29, 2008.
(f)	All or portion of security segregated as collateral for financial futures contracts.

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	29

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

(g)	Indicates a security that has been deemed illiquid.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $9,355,000 and $16,045,000, respectively.
(i)	Indicates a security restricted to resale. The aggregate cost of such security was $1,820,479. The aggregate value of $18 is approximately 0.0% of net assets.
(j)	Includes $16,045,000 payable for the floating rate note issued.
(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding as of February 29, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
54	U.S. Treasury 2 Yr Note	Jun. 08	$11,524,058	$11,605,781	$81,723
13	U.S. Treasury 5 Yr Note	Jun. 08	1,456,851	1,485,250	28,399

					110,122

	Short Positions:
23	U.S. Treasury 10 Yr Note	Jun. 08	2,649,886	2,697,468	(47,582)
114	U.S. Long Bond	Jun. 08	13,235,364	13,523,250	(287,886)

					(335,468)

					$(225,346)

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2008 were as follows:

Transportation	17.1%
General Obligation	15.0
Healthcare	14.3
Power	9.5
Lease Backed Certificate of Participation	9.2
Education	8.1
Special Tax/Assessment District	7.6
Corporate Backed IDB & PCR	4.0
Housing	3.3
Other	3.2
Tobacco	3.2
Water & Sewer	2.8
Pooled Financing	2.1
Short-Term Investments	1.7
Solid/Waste Resource Recovery	0.6
Tobacco Appropriated	0.1

101.8
Liabilities in excess of other assets	(1.8)

Net Assets	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	31

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Unaffiliated investments at value (cost $724,730,394)	$711,293,013
Cash	24,821
Interest receivable	9,875,364
Receivable for investments sold	4,902,912
Receivable for Fund shares sold	43,296
Prepaid expenses	7,064

Total assets	726,146,470

Liabilities
Payable for floating rate notes issued	16,045,000
Payable for investments purchased	8,202,579
Payable for Fund shares reacquired	1,284,593
Interest expense and fees payable	420,742
Accrued expenses	373,058
Dividends payable	325,717
Management fee payable	276,230
Due to broker—variation margin	195,891
Distribution fee payable	157,103
Deferred directors’ fees	73,432
Affiliated transfer agent fee payable	60,303

Total liabilities	27,414,648

Net Assets	$698,731,822

Net assets were comprised of:
Common stock, at par	$495,696
Paid-in capital in excess of par	710,578,719

711,074,415
Undistributed net investment income	785,850
Accumulated net realized gain on investment transactions	534,284
Net unrealized depreciation on investments	(13,662,727)

Net assets, February 29, 2008	$698,731,822

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($644,345,670 ÷ 45,720,201 shares of common stock issued and outstanding)	$14.09
Maximum sales charge (4% of offering price)	.59

Maximum offering price to public	$14.68

Class B
Net asset value, offering price and redemption price per share ($39,320,847 ÷ 2,782,188 shares of common stock issued and outstanding)	$14.13

Class C
Net asset value, offering price and redemption price per share ($10,853,896 ÷ 768,140 shares of common stock issued and outstanding)	$14.13

Class Z
Net asset value, offering price and redemption price per share ($4,211,409 ÷ 299,030 shares of common stock issued and outstanding)	$14.08

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	33

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Interest	$18,876,930

Expenses
Management fee	1,769,981
Distribution fee—Class A	856,994
Distribution fee—Class B	109,191
Distribution fee—Class C	42,407
Interest expenses and fees	420,742
Transfer agent’s fee and expenses (including affiliated expense of $125,000)	265,000
Custodian’s fees and expenses	56,000
Registration fees	25,000
Reports to shareholders	21,000
Legal fees and expenses	16,000
Audit fee	14,000
Directors’ fees	13,000
Insurance	8,000
Miscellaneous	5,791

Total expenses	3,623,106

Net investment income	15,253,824

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	473,246
Financial futures transactions	(551,314)

(78,068)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,977,192)
Financial futures contracts	(111,964)

(26,089,156)

Net loss on investments	(26,167,224)

Net Decrease In Net Assets Resulting From Operations	$(10,913,400)

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Eight Months Ended August 31, 2007	Year Ended December 31, 2006
Decrease In Net Assets
Operations
Net investment income	$15,253,824	$21,243,882	$19,703,856
Net realized gain (loss) on investment transactions	(78,068)	1,889,212	1,640,664
Net change in unrealized appreciation (depreciation) on investments	(26,089,156)	(26,606,020)	61,524

Net increase (decrease) in net assets resulting from operations	(10,913,400)	(3,472,926)	21,406,044

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(13,744,335)	(19,375,383)	(18,340,387)
Class B	(820,583)	(1,250,595)	(934,711)
Class C	(198,589)	(275,528)	(133,679)
Class Z	(98,393)	(143,482)	(128,569)

	(14,861,900)	(21,044,988)	(19,537,346)

Distributions from net realized gains
Class A	(985,305)	(665,880)	(2,075,440)
Class B	(63,842)	(46,304)	(107,175)
Class C	(15,950)	(10,956)	(16,821)
Class Z	(6,954)	(4,662)	(13,314)

	(1,072,051)	(727,802)	(2,212,750)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	12,450,235	8,239,291	11,548,760
Net asset value of shares issued in connection with merger (Note 7)	—	—	383,224,932
Net asset value of shares issued in reinvestment of dividends and distributions	10,412,664	14,108,646	13,892,030
Cost of shares reacquired	(53,492,239)	(81,886,147)	(73,481,771)

Increase (decrease) in net assets from Fund share transactions	(30,629,340)	(59,538,210)	335,183,951

Total increase (decrease)	(57,476,691)	(84,783,926)	334,839,899

Net Assets
Beginning of period	756,208,513	840,992,439	506,152,540

End of period(a)	$698,731,822	$756,208,513	$840,992,439

(a) Includes undistributed net investment income of:	$785,850	$393,926	$393,925

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service

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does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 29, 2008, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Dryden National Municipals Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.”

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

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Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden National Municipals Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and ..375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48 of 1% for the six-month period ended February 29, 2008.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six-month period ended February 29, 2008, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $43,500 in front-end sales charges resulting from sales of Class A shares, during the six-month period ended February 29, 2008. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six-month period ended February 29, 2008, it received approximately $1,200, $24,300 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Fund renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Fund paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six-month period ended February 29, 2008.

Dryden National Municipals Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six-month period ended February 29, 2008, the Fund incurred approximately $38,200 in total networking fees, of which $19,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008, aggregated $142,463,835 and $184,656,656, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$707,852,284	$18,433,791	$31,038,062	$12,604,271

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount and premium amortization and municipal tender option bond transactions for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which

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the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	675,309	$9,969,699
Shares issued in reinvestment of dividends and distributions	650,408	9,596,324
Shares reacquired	(3,268,906)	(48,315,256)

Net increase (decrease) in shares outstanding before conversion	(1,943,189)	(28,749,233)
Shares issued upon conversion from Class B	273,729	4,038,957

Net increase (decrease) in shares outstanding	(1,669,460)	$(24,710,276)

Eight months ended August 31, 2007:
Shares sold	331,196	$4,943,606
Shares issued in reinvestment of dividends and distributions	868,150	12,939,726
Shares reacquired	(4,911,276)	(73,439,142)

Net increase (decrease) in shares outstanding before conversion	(3,711,930)	(55,555,810)
Shares issued upon conversion from Class B	198,694	2,969,728

Net increase (decrease) in shares outstanding	(3,513,236)	$(52,586,082)

Dryden National Municipals Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Year ended December 31, 2006:
Shares sold	490,088	$7,804,055
Shares issued in connection with the mergers	22,306,557	337,766,998
Shares issued in reinvestment of dividends and distributions	864,075	13,027,032
Shares reacquired	(4,435,437)	(66,820,369)

Net increase (decrease) in shares outstanding before conversion	19,225,283	291,777,716
Shares issued upon conversion from Class B	364,062	5,501,668

Net increase (decrease) in shares outstanding	19,589,345	$297,279,384

Class B
Six months ended February 29, 2008:
Shares sold	91,480	$1,358,957
Shares issued in reinvestment of dividends and distributions	39,059	577,889
Shares reacquired	(236,495)	(3,482,245)

Net increase (decrease) in shares outstanding before conversion	(105,956)	(1,545,399)
Shares reacquired upon conversion into Class A	(272,730)	(4,038,957)

Net increase (decrease) in shares outstanding	(378,686)	$(5,584,356)

Eight months ended August 31, 2007:
Shares sold	170,759	$2,558,580
Shares issued in reinvestment of dividends and distributions	56,273	841,150
Shares reacquired	(415,019)	(6,196,367)

Net increase (decrease) in shares outstanding before conversion	(187,987)	(2,796,637)
Shares reacquired upon conversion into Class A	(198,113)	(2,969,728)

Net increase (decrease) in shares outstanding	(386,100)	$(5,766,365)

Year ended December 31, 2006:
Shares sold	205,317	$2,888,247
Shares issued in connection with the mergers	2,205,400	33,760,673
Shares issued in reinvestment of dividends and distributions	41,106	621,574
Shares reacquired	(327,067)	(4,942,798)

Net increase (decrease) in shares outstanding before conversion	2,124,756	32,327,696
Shares reacquired upon conversion into Class A	(363,045)	(5,501,668)

Net increase (decrease) in shares outstanding	1,761,711	$26,826,028

Class C
Six months ended February 29, 2008:
Shares sold	58,965	$876,286
Shares issued in reinvestment of dividends and distributions	9,359	138,411
Shares reacquired	(66,168)	(979,204)

Net increase (decrease) in shares outstanding	2,156	$35,493

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Class C	Shares	Amount
Eight months ended August 31, 2007:
Shares sold	44,537	$666,236
Shares issued in reinvestment of dividends and distributions	12,280	183,587
Shares reacquired	(99,451)	(1,485,442)

Net increase (decrease) in shares outstanding	(42,634)	$(635,619)

Year ended December 31, 2006:
Shares sold	40,786	$637,059
Shares issued in connection with the mergers	591,006	8,959,024
Shares issued in reinvestment of dividends and distributions	7,193	108,790
Shares reacquired	(60,465)	(915,496)

Net increase (decrease) in shares outstanding	578,520	$8,789,377

Class Z
Six months ended February 29, 2008:
Shares sold	16,620	$245,293
Shares issued in reinvestment of dividends and distributions	6,784	100,040
Shares reacquired	(48,466)	(715,534)

Net increase (decrease) in shares outstanding	(25,062)	$(370,201)

Eight months ended August 31, 2007:
Shares sold	4,706	$70,869
Shares issued in reinvestment of dividends and distributions	9,677	144,183
Shares reacquired	(51,083)	(765,196)

Net increase (decrease) in shares outstanding	(36,700)	$(550,144)

Year ended December 31, 2006:
Shares sold	14,455	$219,399
Shares issued in connection with the mergers	180,809	2,738,237
Shares issued in reinvestment of dividends and distributions	8,936	134,634
Shares reacquired	(53,379)	(803,108)

Net increase (decrease) in shares outstanding	150,821	$2,289,162

Note 7. Reorganization

On December 15, 2006, Dryden National Municipals Fund, Inc. acquired all of the net assets of Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series Fund/New Jersey Series, Dryden Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series, pursuant to a plan of reorganization approved by the Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series Fund/New Jersey Series, Dryden Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series shareholders on October 13, 2006. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, and Class Z shares for the corresponding classes of Dryden Municipal Series Fund/Florida Series, Dryden Municipal Series Fund/New Jersey Series, Dryden

Dryden National Municipals Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Municipal Series Fund/New York Series, and Dryden Municipal Series Fund/Pennsylvania Series.

Merged Funds		Acquiring Fund
Dryden Municipal Series Fund/ Florida Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	3,749,783	A	2,485,498	$37,661,008
B	352,189	B	232,806	3,537,489
C	258,265	C	170,711	2,593,951
Z	48,740	Z	32,333	489,611

Dryden Municipal Series Fund/ New Jersey Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	8,685,484	A	6,111,073	$92,596,802
B	813,197	B	570,801	8,673,309
C	370,593	C	260,125	3,952,605
Z	73,595	Z	52,179	790,117

Dryden Municipal Series Fund/ New York Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	10,693,560	A	7,924,509	$120,074,539
B	685,194	B	506,818	7,701,097
C	140,146	C	103,667	1,575,224
Z	129,598	Z	96,297	1,458,183

Dryden Municipal Series Fund/ Pennsylvania Series		Dryden National Municipals Fund, Inc.
Class	Shares	Class	Shares	Value
A	8,804,566	A	5,785,477	$87,663,286
B	1,366,247	B	894,975	13,599,143
C	86,267	C	56,503	858,568

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The aggregate net assets and unrealized appreciation of the Merged funds immediately before the acquisition were:

Merged Funds	Total Net Assets	Unrealized Appreciation
Dryden Municipal Series Fund/Florida Series	$44,282,059	$1,812,228
Dryden Municipal Series Fund/New Jersey Series	106,012,833	6,523,519
Dryden Municipal Series Fund/New York Series	130,809,043	6,571,304
Dryden Municipal Series Fund/Pennsylvania Series	102,120,997	2,479,386

	$383,224,932	$17,386,437

The aggregate net assets of Dryden National Municipals Fund, Inc. immediately before the acquisition was $468,305,884.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden National Municipals Fund, Inc.	47

Financial Highlights

(Unaudited)

	Class A
	Six-Month Period Ended February 29, 2008		Eight-Month Period Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.64		$15.12

Income (Loss) from investment operations
Net investment income	.30		.40
Net realized and unrealized gain (loss) on investment transactions	(.54)		(.47)

Total from investment operations	(.24)		(.07)

Less Dividends and Distributions
Dividends from net investment income	(.29)		(.40)
Distributions from net realized gains	(.02)		(.01)

Total dividends and distributions	(.31)		(.41)

Net asset value, end of period	$14.09		$14.64

Total Return(b):	(1.67)%		(.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$644,346		$693,818
Average net assets (000)	$689,048		$730,108
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.95	%(d)(e)	.96	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)(e)	.71	%(d)(e)
Net investment income	4.12	%(e)	4.02	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(f)	24	%(f)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .84%, .83% and .87% and the expense ratio excluding 12b-1 and interest expense and fees is .59%, .58% and .62% for the six-month period ended February 29, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006		2005	2004	2003

$15.09		$15.32	$15.52	$15.82

.59		.60	.59	.67
.10		(.15)	.02	.05

.69		.45	.61	.72

(.59)		(.60)	(.59)	(.67)
(.07)		(.08)	(.22)	(.35)

(.66)		(.68)	(.81)	(1.02)

$15.12		$15.09	$15.32	$15.52

4.68%		3.02%	4.11%	4.63%

$769,525		$472,491	$508,667	$549,537
$466,577		$492,151	$525,601	$570,837

.97	%(d)	.87%	.86%	.87%
.72	%(d)	.62%	.61%	.62%
3.96%		3.93%	3.83%	4.22%

45%		39%	49%	157%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	49

Financial Highlights

(Unaudited) continued

	Class B
	Six-Month Period Ended February 29, 2008		Eight-Month Period Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.68		$15.16

Income (Loss) from investment operations
Net investment income	.29		.38
Net realized and unrealized gain (loss) on investment transactions	(.54)		(.48)

Total from investment operations	(.25)		(.10)

Less Dividends and Distributions
Dividends from net investment income	(.28)		(.37)
Distributions from net realized gains	(.02)		(.01)

Total dividends and distributions	(.30)		(.38)

Net asset value, end of period	$14.13		$14.68

Total Return(b):	(1.78)%		(.62)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,321		$46,405
Average net assets (000)	$43,896		$50,297
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.20	%(c)(d)	1.21	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)(d)	.71	%(c)(d)
Net investment income	3.86	%(d)	3.77	%(d)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.09%, 1.08% and 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .59%, .58% and .62% for the six-month period ended February 29, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2006		2005	2004	2003

$15.13		$15.36	$15.56	$15.86

.55		.56	.55	.63
.10		(.15)	.02	.05

.65		.41	.57	.68

(.55)		(.56)	(.55)	(.63)
(.07)		(.08)	(.22)	(.35)

(.62)		(.64)	(.77)	(.98)

$15.16		$15.13	$15.36	$15.56

4.42%		2.76%	3.85%	4.37%

$53,763		$27,013	$36,285	$42,267
$25,361		$32,345	$39,139	$45,147

1.22	%(c)	1.12%	1.11%	1.12%
.72	%(c)	.62%	.61%	.62%
3.72%		3.67%	3.58%	3.97%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	51

Financial Highlights

(Unaudited) continued

	Class C
	Six-Month Period Ended February 29, 2008		Eight-Month Period Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.68		$15.16

Income (Loss) from investment operations
Net investment income	.27		.35
Net realized and unrealized gain (loss) on investment transactions	(.54)		(.47)

Total from investment operations	(.27)		(.12)

Less Dividends and Distributions
Dividends from net investment income	(.26)		(.35)
Distributions from net realized gains	(.02)		(.01)

Total dividends and distributions	(.28)		(.36)

Net asset value, end of period	$14.13		$14.68

Total Return(b):	(1.90)%		(.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,854		$11,244
Average net assets (000)	$11,365		$11,867
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.45	%(d)(e)	1.46	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.70	%(d)(e)	.71	%(d)(e)
Net investment income	3.62	%(e)	3.52	%(e)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.34%, 1.33% and 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is .59%, .58% and .62% for the six-month period ended February 29, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(e)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2006		2005	2004	2003

$15.13		$15.36	$15.56	$15.86

.52		.52	.51	.59
.10		(.15)	.02	.05

.62		.37	.53	.64

(.52)		(.52)	(.51)	(.59)
(.07)		(.08)	(.22)	(.35)

(.59)		(.60)	(.73)	(.94)

$15.16		$15.13	$15.36	$15.56

4.16%		2.50%	3.59%	4.11%

$12,255		$3,482	$4,261	$5,163
$3,884		$3,822	$4,628	$5,792

1.47	%(d)	1.37%	1.36%	1.37%
.72	%(d)	.62%	.61%	.62%
3.49%		3.42%	3.33%	3.73%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	53

Financial Highlights

(Unaudited) continued

	Class Z
	Six-Month Period Ended February 29, 2008		Eight-Month Period Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.63		$15.11

Income (Loss) from investment operations
Net investment income	.32		.43
Net realized and unrealized gain (loss) on investment transactions	(.54)		(.48)

Total from investment operations	(.22)		(.05)

Less Dividends and Distributions
Dividends from net investment income	(.31)		(.42)
Distributions from net realized gains	(.02)		(.01)

Total dividends and distributions	(.33)		(.43)

Net asset value, end of period	$14.08		$14.63

Total Return(b):	(1.55)%		(.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,211		$4,742
Average net assets (000)	$4,643		$5,089
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.70	%(c)(d)	.71	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)(d)	.71	%(c)(d)
Net investment income	4.37	%(d)	4.27	%(d)

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The expense ratio reflects the interest expense and fees related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .59%, .58% and .62% and the expense ratio excluding 12b-1 and interest expense and fees is .59%, .58% and .62% for the six-month period ended February 29, 2008, the eight-month period ended August 31, 2007 and the year ended December 31, 2006, respectively.
(d)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2006		2005	2004	2003

$15.08		$15.31	$15.51	$15.81

.63		.64	.63	.71
.10		(.15)	.02	.05

.73		.49	.65	.76

(.63)		(.64)	(.63)	(.71)
(.07)		(.08)	(.22)	(.35)

(.70)		(.72)	(.85)	(1.06)

$15.11		$15.08	$15.31	$15.51

4.94%		3.27%	4.37%	4.90%

$5,450		$3,166	$4,013	$4,221
$3,139		$3,785	$4,064	$4,453

.72	%(c)	.62%	.61%	.62%
.72	%(c)	.62%	.61%	.62%
4.13%		4.17%	4.08%	4.47%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	55

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden National Municipals Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden National Municipals Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	N/A
CUSIP	262470107	262470206	262470305	262470404

MF104E2    IFS-A146812    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    April 23, 2008

*	Print the name and title of each signing officer under his or her signature.